Consolidated Statement of Changes in Stockholders' Equity (Parenthetical) - $ / shares						12 Months Ended
	Jun. 26, 2024	May 29, 2024	Nov. 29, 2023	May 31, 2023	Jun. 01, 2022	Dec. 31, 2022
Consolidated Statement of Changes in Stockholders' Equity
Dividends paid, per share	$ 10.00	$ 10.93	$ 10.00	$ 9.93	$ 9.03	$ 6.00